Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 130,730,553	¥ 128,397,012
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	26,191,966	36,089,439
Year 2	18,731,354	13,326,456
Year 3	11,345,368	7,110,866
Year 4	5,779,064	5,965,489
Year 5	5,072,732	4,197,181
Prior	11,714,913	9,777,389
Revolving Loans Amortized Cost Basis	26,980,476	27,367,612
Revolving Loans Converted to Term Loans Amortized Cost Basis	64,026	63,489
Total	105,879,899	103,897,921
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	62,180,544	57,498,290
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	19,422,041	20,392,832
Year 2	8,755,355	7,709,706
Year 3	6,865,865	4,897,276
Year 4	4,297,863	5,099,173
Year 5	4,468,287	3,195,961
Prior	9,564,233	7,915,170
Revolving Loans Amortized Cost Basis	8,667,682	8,175,676
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	62,041,326	57,385,794
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	19,317,740	20,168,687
Year 2	8,574,120	7,567,872
Year 3	6,726,304	4,700,171
Year 4	4,093,158	4,955,680
Year 5	4,313,060	3,058,292
Prior	8,887,916	7,289,232
Revolving Loans Amortized Cost Basis	8,447,688	7,918,471
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	60,359,986	55,658,405
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	65,061	212,521
Year 2	174,201	132,768
Year 3	107,633	182,359
Year 4	191,545	120,759
Year 5	134,305	91,961
Prior	564,721	524,833
Revolving Loans Amortized Cost Basis	208,663	242,574
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,446,129	1,507,775
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	39,240	11,624
Year 2	7,034	9,066
Year 3	31,928	14,746
Year 4	13,160	22,734
Year 5	20,922	45,708
Prior	111,596	101,105
Revolving Loans Amortized Cost Basis	11,331	14,631
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	235,211	219,614
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	862	2,478
Year 2	2,055	26,192
Year 3	589	1,379
Year 4	332	2,669
Year 5	191	9,904
Prior	1,780	8
Revolving Loans Amortized Cost Basis	211	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	6,020	42,630
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	44,636,262	47,353,215
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	6,769,925	15,696,607
Year 2	9,975,999	5,616,750
Year 3	4,479,503	2,213,590
Year 4	1,481,201	866,316
Year 5	604,445	1,001,220
Prior	2,150,680	1,862,219
Revolving Loans Amortized Cost Basis	18,312,794	19,191,936
Revolving Loans Converted to Term Loans Amortized Cost Basis	64,026	63,489
Total	43,838,573	46,512,127
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	6,690,117	15,305,350
Year 2	9,654,989	5,445,830
Year 3	4,297,828	2,166,976
Year 4	1,447,782	827,405
Year 5	579,913	877,978
Prior	1,904,520	1,680,485
Revolving Loans Amortized Cost Basis	17,985,700	18,889,310
Revolving Loans Converted to Term Loans Amortized Cost Basis	61,854	60,877
Total	42,622,703	45,254,211
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	59,543	330,450
Year 2	216,179	142,807
Year 3	153,292	41,638
Year 4	33,419	23,625
Year 5	13,820	110,527
Prior	190,536	129,927
Revolving Loans Amortized Cost Basis	306,324	269,944
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	973,113	1,048,918
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	20,265	60,807
Year 2	104,831	28,113
Year 3	28,383	4,976
Year 4	0	15,286
Year 5	10,712	12,715
Prior	55,624	51,807
Revolving Loans Amortized Cost Basis	20,770	32,682
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,172	2,612
Total	242,757	208,998
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	84	9,301
Year 2	255	8,575
Year 3	1,632	1,057
Year 4	2,507	794
Year 5	0	174
Prior	0	130
Revolving Loans Amortized Cost Basis	7,687	10,131
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,165	30,162
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,421,037	12,497,378
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	474,295	668,170
Year 2	651,183	659,156
Year 3	640,862	714,292
Year 4	692,280	573,679
Year 5	554,851	864,058
Prior	9,388,304	8,997,473
Revolving Loans Amortized Cost Basis	19,262	20,550
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,421,037	12,497,378
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	0
Year 2	0	0
Year 3	5	2
Year 4	32	6
Year 5	0	28
Prior	38	1,253
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	75	1,289
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	474,221	668,118
Year 2	651,131	658,831
Year 3	640,544	714,154
Year 4	692,025	573,444
Year 5	554,606	863,432
Prior	9,352,910	8,959,995
Revolving Loans Amortized Cost Basis	17,847	18,891
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,383,284	12,456,865
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	74	52
Year 2	52	325
Year 3	318	138
Year 4	255	235
Year 5	245	626
Prior	35,394	37,478
Revolving Loans Amortized Cost Basis	1,415	1,659
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	37,753	40,513
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	484,879	484,850
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	21
Year 2	82	181
Year 3	208	224
Year 4	296	269
Year 5	270	207
Prior	749	638
Revolving Loans Amortized Cost Basis	406,304	409,416
Revolving Loans Converted to Term Loans Amortized Cost Basis	76,970	73,894
Total	484,879	484,850
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	18
Year 2	28	63
Year 3	85	100
Year 4	56	112
Year 5	81	97
Prior	116	117
Revolving Loans Amortized Cost Basis	4,855	9,712
Revolving Loans Converted to Term Loans Amortized Cost Basis	6,063	10,801
Total	11,284	21,020
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	0
Year 2	3	10
Year 3	5	7
Year 4	9	7
Year 5	8	9
Prior	35	34
Revolving Loans Amortized Cost Basis	393,880	396,746
Revolving Loans Converted to Term Loans Amortized Cost Basis	16,300	15,483
Total	410,240	412,296
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	21
Year 2	79	171
Year 3	203	217
Year 4	287	262
Year 5	262	198
Prior	714	604
Revolving Loans Amortized Cost Basis	12,424	12,670
Revolving Loans Converted to Term Loans Amortized Cost Basis	60,670	58,411
Total	74,639	72,554
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	9,015,732	8,805,112
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	928,828	2,133,219
Year 2	1,836,210	1,481,834
Year 3	1,249,486	811,883
Year 4	698,095	401,052
Year 5	302,590	431,766
Prior	1,072,009	768,770
Revolving Loans Amortized Cost Basis	2,895,885	2,741,676
Revolving Loans Converted to Term Loans Amortized Cost Basis	21,344	16,982
Total	9,004,447	8,787,182
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	316	8,765
Year 2	19,866	55,828
Year 3	32,303	34,544
Year 4	13,408	12,995
Year 5	4,227	15,439
Prior	12,068	19,729
Revolving Loans Amortized Cost Basis	15,920	30,709
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,922	2,632
Total	101,030	180,641
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	844,687	1,986,177
Year 2	1,631,629	1,319,372
Year 3	1,084,838	685,123
Year 4	577,836	337,985
Year 5	243,477	330,511
Prior	780,640	578,608
Revolving Loans Amortized Cost Basis	2,673,984	2,578,069
Revolving Loans Converted to Term Loans Amortized Cost Basis	7	0
Total	7,837,098	7,815,845
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	74,026	110,487
Year 2	143,796	108,846
Year 3	114,958	86,273
Year 4	80,762	49,140
Year 5	44,511	80,033
Prior	215,623	141,150
Revolving Loans Amortized Cost Basis	180,054	136,897
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	853,730	712,826
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	10,115	36,555
Year 2	60,785	53,616
Year 3	49,690	40,487
Year 4	39,497	13,927
Year 5	14,602	21,222
Prior	75,746	49,012
Revolving Loans Amortized Cost Basis	41,847	26,710
Revolving Loans Converted to Term Loans Amortized Cost Basis	21,337	16,982
Total	313,619	258,511
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,992,099	1,758,167
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	498,369	749,054
Year 2	517,076	296,723
Year 3	255,062	94,173
Year 4	70,049	45,408
Year 5	42,070	26,103
Prior	108,806	87,724
Revolving Loans Amortized Cost Basis	500,667	458,982
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,992,099	1,758,167
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	659	4,815
Year 2	14,191	15,962
Year 3	6,386	6,212
Year 4	1,898	1,810
Year 5	215	785
Prior	1,303	3,036
Revolving Loans Amortized Cost Basis	3,151	6,013
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	27,803	38,633
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	497,934	743,600
Year 2	506,826	291,516
Year 3	250,915	92,176
Year 4	68,607	44,523
Year 5	41,119	24,642
Prior	101,731	82,574
Revolving Loans Amortized Cost Basis	487,523	445,355
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,954,655	1,724,386
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	435	5,454
Year 2	10,250	5,207
Year 3	4,147	1,997
Year 4	1,442	885
Year 5	951	1,461
Prior	7,075	5,150
Revolving Loans Amortized Cost Basis	13,144	13,627
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 37,444	¥ 33,781